Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2016	2017
Capitalized software and software development costs	€7,302	€13,287
Computer equipment	8,358	13,387
Furniture and fixtures	2,743	3,620
Office equipment	1,009	786
Leasehold improvements	1,811	3,985
Subtotal	21,223	35,065
Less: accumulated depreciation	10,096	17,695
Construction in process	35,735	97,101
Property and equipment, net	€46,862	€114,471